Property and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	$ 30,996	$ 17,683
IED Acquisition		104
Additions	8,276	19,597
Disposals, net	(104)	(170)
Transfers, net		0
Amortization	(8,828)	(6,186)
Foreign exchange differences	96	(32)
Net book value	30,436	30,996
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	58,397
Net book value	66,569	58,397
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(27,689)
Net book value	(36,517)	(27,689)
Foreign exchange differences
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	288
Net book value	384	288
Land
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	4,276	4,276
IED Acquisition		0
Additions	0	0
Disposals, net	0	0
Transfers, net		0
Amortization	0	0
Foreign exchange differences	0	0
Net book value	4,276	4,276
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	4,276
Net book value	4,276	4,276
Land | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0
Net book value	0	0
Land | Foreign exchange differences
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0
Net book value	0	0
Building
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	1,938	1,792
IED Acquisition		0
Additions	73	0
Disposals, net	0	0
Transfers, net		158
Amortization	(78)	(12)
Foreign exchange differences	0	0
Net book value	1,933	1,938
Building | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	2,070
Net book value	2,143	2,070
Building | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(132)
Net book value	(210)	(132)
Building | Foreign exchange differences
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0
Net book value	0	0
Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	2,111	1,354
IED Acquisition		0
Additions	349	1,071
Disposals, net	0	0
Transfers, net		0
Amortization	(738)	(314)
Foreign exchange differences	1	0
Net book value	1,723	2,111
Furniture, fixtures and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	6,281
Net book value	6,630	6,281
Furniture, fixtures and equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(4,178)
Net book value	(4,916)	(4,178)
Furniture, fixtures and equipment | Foreign exchange differences
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	8
Net book value	9	8
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	2,325	2,811
IED Acquisition		104
Additions	852	1,087
Disposals, net	0	(170)
Transfers, net		0
Amortization	(1,147)	(1,475)
Foreign exchange differences	84	(32)
Net book value	2,114	2,325
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	12,536
Net book value	13,388	12,536
Computer equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(10,419)
Net book value	(11,566)	(10,419)
Computer equipment | Foreign exchange differences
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	208
Net book value	292	208
Post-production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	8,288	2,917
IED Acquisition		0
Additions	6,055	8,223
Disposals, net	0	0
Transfers, net		0
Amortization	(4,907)	(2,852)
Foreign exchange differences	0	0
Net book value	9,436	8,288
Post-production equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	13,966
Net book value	20,021	13,966
Post-production equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(5,678)
Net book value	(10,585)	(5,678)
Post-production equipment | Foreign exchange differences
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0
Net book value	0	0
Computer software
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	896	1,040
IED Acquisition		0
Additions	331	344
Disposals, net	0	0
Transfers, net		0
Amortization	(429)	(488)
Foreign exchange differences	9	0
Net book value	807	896
Computer software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	4,896
Net book value	5,227	4,896
Computer software | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(4,056)
Net book value	(4,485)	(4,056)
Computer software | Foreign exchange differences
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	56
Net book value	65	56
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	11,162	3,493
IED Acquisition		0
Additions	616	8,872
Disposals, net	(104)	0
Transfers, net		(158)
Amortization	(1,529)	(1,045)
Foreign exchange differences	2	0
Net book value	10,147	11,162
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	14,372
Net book value	14,884	14,372
Leasehold improvements | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(3,226)
Net book value	(4,755)	(3,226)
Leasehold improvements | Foreign exchange differences
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	16
Net book value	18	16
Property, plant and equipment subject to operating leases | Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	1,733
Net book value	1,690	1,733
Property, plant and equipment subject to operating leases | Post-production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	5,787
Net book value	6,327	5,787
Property, plant and equipment subject to operating leases | Computer software
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	725
Net book value	$ 740	$ 725